SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, Uninsured Amount					$ 805,895	$ 703,234
Retainage Deposit					100,000
Research and Development Expense	$ 1,124,506	$ 560,514	$ 3,802,149	$ 2,139,671	$ 2,654,501	$ 1,506,989	$ 1,506,989
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	6,829,421		6,829,421		8,245,190	7,780,190	5,990,190	8,245,190
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	6,427,005		6,427,005		7,028,639	5,613,501
Registration Payment Arrangement, Accrual Carrying Value					$ 0	$ 0	$ 55,620
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years		3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			5 years		5 years